INCOME TAX	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INCOME TAX
18.	INCOME TAX

a)	Income tax expense

A summary of the Company’s income tax expense is as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Current tax expense	32,266	4,692	50,133	12,734
Deferred tax (recovery)	3,801	(3,628)	2,373	8,036
Income tax expense	36,067	1,064	52,506	20,770

A summary of the Company’s reconciliation of income taxes at statutory rates for the three and six months ended June 30, 2026 and 2025, is as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Income before income taxes	38,072	22,041	82,981	51,198
Combined federal and provincial statutory income tax rates	27%	27%	27%	27%
Income tax expense at statutory rates	10,279	5,951	22,405	13,823

Permanent differences	7,368	5,943	5,716	(6,855)
Change due to differences in tax rates	5,117	4,435	8,865	15,169
Inflation adjustment	(512)	(33)	(928)	(50)
Change due to foreign translation	10,595	(15,779)	12,493	(3,063)
Deferred tax assets not recognized	1,089	1,585	1,720	1,324
Mexico mining royalty tax	1,026	48	2,924	235
Tax effect of investment in subsidiaries	(262)	(1,509)	(517)	(236)
Impact of change in accounting estimate	807	325	(172)	325
Others	560	98	-	98
Income tax expense	36,067	1,064	52,506	20,770

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

18.	INCOME TAX (continued)

b)	Deferred taxes

The significant components of the Company’s deferred tax assets are as follows:

	June 30, 2026	December 31, 2025
	$	$
Trade and other receivables	2,059	1,916
Accounts payable	987	-
Other liabilities	5,725	5,871
Mineral properties, plant and equipment	-	12
Decommissioning and restoration provision	2,510	2,671
Non-capital losses	1,595	2,706
Mining tax	2,162	616
Other	374	187
Deferred tax assets	15,412	13,979

The significant components of the Company’s deferred tax liabilities are as follows:

	June 30, 2026	December 31, 2025
	$	$
Mineral properties, plant and equipment	(23,502)	(22,570)
Investment in subsidiaries	(1,237)	(1,916)
Inventories	(5,215)	(1,444)
Trade payables and accrued liabilities	-	(22)
COMIBOL initial investment period CAPEX receivable	(3,037)	(3,565)
Mining tax	(497)	-
Other	(2,588)	(2,676)
Deferred tax liabilities	(36,076)	(32,193)

The following table reconciles the deferred tax assets and liabilities to the Consolidated Statements of Financial Position:

	June 30, 2026	December 31, 2025
	$	$
Deferred tax assets	8,387	6,798
Deferred tax liabilities	(29,051)	(25,012)
	(20,664)	(18,214)

Deferred tax assets and liabilities that are probable to be utilized are offset if they relate to the same taxable entity and same taxation authority. Future potential tax deductions that do not offset deferred tax liabilities are considered to be deferred tax assets.

As at June 30, 2026, the Company had unrecognized capital losses of approximately $51,119 (December 31, 2025 - $48,424) that arose in Canada, the capital losses can be carried forward indefinitely.

As at June 30, 2026, the Company had unrecognized inflationary adjustments on its investments in subsidiaries of $30,084 (December 31, 2025 – $21,315) that arose in Bolivia, the amount can be utilized upon sale of subsidiaries.

As at June 30, 2026, the Company has unrecognized taxable temporary differences of $85,900 (December 31, 2025 - $87,100) for taxes that would be payable on the unremitted earnings of certain subsidiaries of the Company.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

18.	INCOME TAX (continued)

c)	Bolivia uncertain income tax position relating to tax year 2017

As part of the acquisition of the Bolivian operations, the Company assumed potential pre-acquisition income tax liabilities related to Bolivia’s 2017 tax year. The potential liability is from different tax positions regarding the deductibility of decommissioning and restoration provisions, depreciation of mineral properties, plant and equipment, undeclared income, and non-deductible expenses in the determination of the Bolivian current income tax.

As the matter relates to income tax, and there was uncertainty over whether the relevant authorities will accept the current tax treatment under the Bolivian tax law, management concluded that it meets the definition of an uncertain tax treatment within the scope of IAS 12 – Income Taxes and IFRIC 23 – Uncertainty over Income Tax Treatments. In accordance with IFRIC 23, an entity shall consider whether it is probable (more likely than not) that a taxation authority will accept an uncertain tax treatment. If an entity concludes it is probable that a taxation authority will accept an uncertain tax treatment, the entity shall determine the taxable income or loss consistent with the tax treatment applied in its income tax filings.

In 2023, the Bolivian tax authorities issued the tax reassessment of 132,559 BOB ($13,568), which included tax interest and penalties. The Company and the Bolivian tax authorities agreed on a financing arrangement (“financing arrangement”) by making an initial deposit of 40,479 BOB ($4,143) (which represented 35% of the total balance) in the second quarter of 2023, and monthly instalments for the remaining balance of 75,175 BOB ($7,694) were payable over five years until June 2028.

The Company successfully challenged the Bolivian tax authorities’ decision through legal proceedings with the Supreme Court of Justice and the Constitutional Court in Bolivia. On January 7, 2025 the Supreme Court of Justice ruled in favor of the Company by issuing sentence 188/2025 which nullified the previous rulings in favor of the tax authority and requires the tax authority issue a new assessment that is legally compliant. The tax authority appealed the decision during the second quarter of 2025, but the appeal was denied in October 2025 and has no further avenues to challenge the decision. The next step is for the tax authority to issue a new assessment, this time updated for the items addressed by the court ruling management will determine whether or not to accept the new assessment or challenge it again. Management has concluded that the matter has been resolved, accordingly, the Company believes there is no current tax liability and has not recognized an expense or any liability related to this matter as at June 30, 2026.

Pursuant to the Sinchi Wayra and Illapa acquisition agreements, Glencore has agreed to indemnify the Company for up to a maximum of $25,000, in aggregate, for all claims and liabilities arising from the acquisition. Such indemnification would, subject to such cap and certain conditions, extend to income tax liabilities. In the unlikely event that the Company exhausts all avenues and receives an unfavourable ruling, the Company is indemnified by the acquisition agreements and would not be liable for any income tax liability up to $25,000.

As at June 30, 2026, the Company has remitted tax instalments totaling 78,297 BOB ($8,014) inclusive of interest and penalties to the Bolivian tax authorities based on the financing arrangement mentioned in the third paragraph above. As the Company believes the current tax owing related to this matter is $nil and the amounts paid will ultimately be refunded to the Company, the total payment made to date of $8,014 has been recognized as “trade and other receivables” (Note 5). On February 27, 2026, the Company filed a formal refund request with the tax authority requesting the refund of the amounts paid and is awaiting a formal response. Due to the current legal status of the proceedings and progress made with the tax authority to issue a refund, management expects to receive the full amount in the next year and no valuation allowance has been recognized.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)